CONSOLIDATED BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2011
CONSOLIDATED BUSINESS SEGMENTS

CATALYST PAPER CORPORATION

CONSOLIDATED BUSINESS SEGMENTS

(Under Creditor Protection Proceedings as of January 31, 2012 – Notes 1 and 30)

(In millions of Canadian dollars)

	Year ended December 31, 2011
	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated

Sales to external customers	$718.7	$294.8	$248.0	$–	$1,261.5
Inter-segment sales	–	–	39.3	(39.3)	–
Depreciation and amortization	81.9	15.5	15.0	–	112.4
Restructuring (note 19)	3.5	1.5	0.9	–	5.9
Impairment and other closure costs (note 5)	527.9	212.2	83.5	–	823.6
Operating earnings (loss)	(585.7)	(239.9)	(68.8)	–	(894.4)
Total assets	432.0	216.5	75.8	13.3	737.6
Additions to property, plant and equipment	9.2	6.1	4.4	–	19.7

	Year ended December 31, 2010
	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated

Sales to external customers	$700.1	$303.5	$225.0	$–	$1,228.6
Inter-segment sales	–	–	23.4	(23.4)	–
Depreciation and amortization	79.6	25.4	14.3	–	119.3
Restructuring (note 19)	8.2	16.1	1.0	–	25.3
Impairment and other closure costs (note 5)	104.4	190.1	–	–	294.5
Operating earnings (loss)	(147.5)	(243.7)	23.7	–	(367.5)
Total assets	1,046.0	450.6	185.1	14.5	1,696.2
Additions to property, plant and equipment	9.1	1.8	0.3	–	11.2

	Year ended December 31, 2009
	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated

Sales to external customers	$832.3	$320.6	$70.6	$–	$1,223.5
Inter-segment sales	–	–	13.4	(13.4)	–
Depreciation and amortization	93.8	44.5	8.3	–	146.6
Restructuring (note 19)	11.7	3.0	3.2	–	17.9
Impairment (note 5)	–	17.4	–	–	17.4
Operating earnings (loss)	41.1	(70.3)	(11.6)	–	(40.8)
Total assets	1,291.3	574.3	207.8	17.4	2,090.8
Additions to property, plant and equipment	5.8	5.2	0.5	–	11.5

The accompanying notes are an integral part of the consolidated financial statements.

CATALYST PAPER CORPORATION

CONSOLIDATED GEOGRAPHIC BUSINESS SEGMENTS

(Under Creditor Protection Proceedings as of January 31, 2012 – Notes 1 and 30)

(In millions of Canadian dollars)

	Year ended December 31, 2011
Sales by shipment destination:	Specialty printing papers	Newsprint	Pulp	Total

Canada	$120.2	$36.4	$4.6	$161.2
United States	513.0	164.5	–	677.5
Asia and Australasia	38.7	45.8	243.3	327.8
Latin America	45.1	48.1	–	93.2
Europe and other	1.7	–	0.1	1.8
	$718.7	$294.8	$248.0	$1,261.5

	Year ended December 31, 2010
Sales by shipment destination:	Specialty printing papers	Newsprint	Pulp	Total

Canada	$103.0	$35.1	$0.2	$138.3
United States	513.0	177.2	0.9	691.1
Asia and Australasia	30.6	35.2	222.1	287.9
Latin America	50.7	56.0	–	106.7
Europe and other	2.8	–	1.8	4.6
	$700.1	$303.5	$225.0	$1,228.6

	Year ended December 31, 2009
Sales by shipment destination:	Specialty printing papers	Newsprint	Pulp	Total

Canada	$106.9	$40.3	$0.3	$147.5
United States	656.6	189.9	3.1	849.6
Asia and Australasia	26.9	40.8	49.0	116.7
Latin America	37.7	48.8	0.9	87.4
Europe and other	4.2	0.8	17.3	22.3
	$832.3	$320.6	$70.6	$1,223.5

	As at December 31,
	2011	2010
Property, plant and equipment by geographic location:
Canada	$377.7	$1,127.8
United States	8.6	157.8
	$386.3	$1,285.6